Stockholders' Deficit, Preferred Units/Stock (Q2) (Details) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended
	May 13, 2019	May 10, 2019	May 06, 2019	Feb. 12, 2019	Dec. 12, 2018	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2019	Oct. 22, 2018	Aug. 31, 2018	Aug. 31, 2017
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)						$ 0.001					$ 0.001
Unit price (in dollars per share)					$ 1.95	$ 11.18
Net proceeds from issuance of stock					$ 2,700,000
Share issuance costs					$ 122,741
Shares outstanding (in shares)			2,633,678				1,707,920	1,707,920
Series A Preferred Units [Member]
Class of Stock [Line Items]
Shares issued in private placement (in shares)				62,500		2,162,536
Preferred stock, par value (in dollars per share)						$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Unit price (in dollars per share)				$ 2.40		$ 2.40
Net proceeds from issuance of stock				$ 200,000		$ 4,700,000
Share issuance costs						$ 500,000
Shares issued in stock conversion (in shares)			2,460,517
Shares outstanding (in shares)										1,000	1,000
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share)						$ 0.001			$ 0.99	$ 0.001	$ 0.001
Shares issued in stock conversion (in shares)	300,000	875,000
Shares acquired (in shares)			2,633,678
Shares converted (in shares)	236,364	689,394					925,758	925,758
Shares outstanding (in shares)						2,846,355.54	1,707,920	1,707,920		0	0
Preferred stock, shares issuable upon conversion (in shares)							2,167,745	2,167,745